Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Property and Equipment, Net [Abstract]
Depreciation expense	¥ 1,198	$ 171	¥ 1,127	¥ 1,237
Property and equipment, aggregate carrying value	2,244		1,981		$ 321
Impairment on property and equipment